CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net (loss)/income	$ (196,053)	$ 764,919	$ 1,548,347
Net (loss)/income from discontinued operations, net of tax	0	(712,887)	845,743
Net (loss)/income from continuing operations	(196,053)	1,477,806	702,604
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	614,793	0	0
Investment income	(148,443)	(31,251)	0
Amortization of operating lease right-of-use assets	12,694	0	0
Allowance for doubtful accounts	(161,626)	0	0
Loss on disposal of subsidiaries	0	880,707	0
Gain on disposal of joint venture	(166,607)	0	0
Loss on extinguishment of debts	22,925	0	0
Share-based compensation expense	213,611	0	0
Amortization of convertible notes issuance cost	236,724	21,844	0
Deferred tax	(37,945)	0	0
Accounts receivable, net	466,840	(2,679,313)	(539,261)
Prepaid expenses and other current assets	(83,422)	(1,167,355)	0
Accounts payable	(3,000)	3,000	0
Amount due from related party	0	0	(25,316)
Accrued salaries and benefits	(40,651)	108,407	0
Tax payables	369,722	427,191	114,958
Other liabilities	(1,343,587)	582,899	(2,209)
Operating lease Liabilities	(12,341)	0	0
Net cash (used in)/provided by operating activities from continuing operations	(256,366)	(376,065)	250,776
Net cash provided by operating activities from discontinued operations	0	389,897	678,427
Net cash (used in)/provided by operating activities	(256,366)	13,832	929,203
Cash flows from investing activities
Purchase of Short-term investment	0	(2,352,941)	0
Purchase of Long-term investment	(3,070,000)	0	0
Proceeds from Long term investment	1,804,389	(625,505)	0
Interest-free loan lent to related parties	0	(58)	0
Purchase of intangible assets	(1,624,000)	0	0
Deposits for property and equipment	(2,887,800)	0	0
Interest-free loan repaid by related parties	58,325	25,614	0
Net cash used in investing activities from continuing operations	(5,719,086)	(2,952,890)	0
Net cash used in investing activities from discontinued operations	0	0	0
Net cash used in investing activities	(5,719,086)	(2,952,890)	0
Cash flows from financing activities
Issuance of common shares for cash, net of issuance costs	0	1,695,597	0
Proceeds from issuance of convertible notes, net of issuance costs	5,842,800	1,058,422	0
Proceeds from issuance of warrants	843,921	354,589	0
Proceeds from issuance of pre-delivery shares	437,036	0	0
Proceeds from interest-free loan from a related party	4,164	63,000	0
Repayment of interest-free loan to a related party	(63,000)	0	(191,703)
Capital contribution	0	0	1,000
Deferred IPO cost	0	0	(740,645)
Net cash provided by/(used in) financing activities from continuing operations	7,064,921	3,171,608	(931,348)
Net cash provided by financing activities from discontinued operations	0	0	42,416
Net cash provided by/(used in) financing activities	7,064,921	3,171,608	(888,932)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7,087)	29,207	(7,858)
Net change in cash, cash equivalents and restricted cash	1,082,382	261,757	32,413
Cash, cash equivalents and restricted cash, beginning of the period	313,566	51,809	19,396
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	1,395,948	313,566	51,809
Restricted cash	0	0	0
Cash, cash equivalents and restricted cash, end of the period	1,395,948	313,566	51,809
Supplemental disclosures of cash flow information:
Cash paid for income taxes	26,230	0	0
Supplemental disclosures of non-cash activities:
Ordinary shares issued upon conversion of convertible notes payable	5,665,190	0	0
Ordinary shares issued upon exercise of warrants	426,600	0	0
Share-based compensation capitalized as long-term unamortized expenses	515,000	0	0
Right-of-use assets in exchange for operating lease liabilities and prepaid expenses	368,469	0	0
Reclassification of related party payables	1,619,884	0	0
Fractional shares adjustment	36	0	0
Less cash, cash equivalents and restricted cash of discontinued operations–end of year	0	0	40,692
Cash, cash equivalents and restricted cash of continuing operations–end of year	1,395,948	313,566	11,117
Reconciliation of cash, cash equivalents and restricted cash, beginning of year
Cash, cash equivalents	313,566	51,809	19,396
Restricted cash	$ 0	$ 0	$ 0